Consolidated Balance Sheets - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Assets
Cash (note 4)	$ 132,242	$ 88,581	$ 271,523
Securities (note 5)	167,940	141,564
Loans, net of allowance for credit losses (note 6)	3,850,404	2,992,678
Other assets (note 10)	51,024	43,175
Total assets	4,201,610	3,265,998
Liabilities and Shareholders' Equity
Deposits (note 11)	3,533,366	2,657,540
Subordinated notes payable (note 12)	106,850	104,951
Other liabilities (note 13)	184,236	152,832
Total liabilities	3,824,452	2,915,323
Shareholders' equity:
Share capital (note 14)	228,471	239,629
Contributed surplus	2,513	1,612
Retained earnings	146,043	109,335
Accumulated other comprehensive income	131	99
Total equity	377,158	350,675
Total equity and liabilities	$ 4,201,610	$ 3,265,998